Summary of Significant Accounting Policies (Details) - Schedule of property and equipment are stated at cost less accumulated depreciation and amortization	12 Months Ended
Dec. 31, 2021
Public Utility, Property, Plant and Equipment [Line Items]
Leasehold improvements	lesser of lease term or expected useful life
Office equipment and furnishings [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	1 year
Office equipment and furnishings [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years
Electronic equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	2 years
Electronic equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years
Server room equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years
Vehicles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years
Office building [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	35 years